Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Inventories
2.	Inventories

Inventories consist of the following at March 31, 2015 and December 31, 2014:

	2015	2014
Raw materials	$700,655	$282,007
Finished goods	135,447	84,887
Other	5,741	10,126
Total	$841,843	$377,020

4.	Inventories
  Inventories consist of the following at December 31:
	2014	2013
Raw materials	$116,318	$17,129
Finished goods	260,702	41,922
Total	$377,020	$59,051